SEGMENTS - Schedule Of Relationship between Customer Assets and Loans and Advances (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Customer balances (gross)	£ 198,117	£ 197,858
Loan loss allowance	(802)	(785)
Customer balances (net)	197,315	197,073
Accrued interest	669	724
Other items	315	319
Net loans and advances to customers	203,640	202,929
Liabilities
Customer balances (gross)	184,156	183,409
Customer balances (net)	184,156	183,409
Accrued interest	916	878
Other items	(239)	(227)
Deposits by customers	186,517	185,775
Intercompany balances (including joint ventures)
Assets
Intercompany balances (including joint ventures)	5,341	4,813
Liabilities
Intercompany balances (including joint ventures)	£ 1,684	£ 1,715